Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of cash flows - EQRx, INC. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Aug. 25, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	$ 456,470	$ 489,682		$ 18,478
Restricted cash		633		844
Total cash and restricted cash	$ 457,103	$ 490,315	$ 166,657	$ 19,322